Discontinued Operation - Schedule of Composition of the Discontinued Operation (Details) - Discontinued operation [Member] - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Composition of the Discontinued Operation [Line Items]
Revenue from brokerage fees	$ 4,456	$ 4,913	$ 3,621
Sales and marketing	(4)	(130)
General and administrative	(4,309)	(4,209)	(3,936)
Income from operations	143	574	(315)
Financial expenses, net	(77)	(59)	(24)
Income (loss) before tax from discontinued operation	66	515	(339)
Tax (expenses) income	39	(225)	(61)
Net income (loss) from discontinued operation	$ 105	$ 290	$ (400)